FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2013
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,927	$1,927	$1,927	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities - available for sale	77,186	77,186	-	77,186	-
Investment securities - held to maturity	26,420	26,956	-	26,956	-
Mortgage-backed securities - held to maturity:
Agency	135,621	135,733	-	135,733	-
Private-label	3,647	4,265	-	109	4,156
Net loans receivable	31,531	33,194	-	-	33,194
Accrued interest receivable	1,371	1,371	1,371	-	-
FHLB stock	5,682	5,682	5,682	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$14,911	$14,911	$14,911	$-	$-
NOW accounts	20,654	20,654	20,654	-	-
Savings accounts	41,808	41,808	41,808	-	-
Money market accounts	23,772	23,772	23,772	-	-
Certificates of deposit	38,829	38,885	-	-	38,885
Advance payments by borrowers for taxes and insurance	550	550	550	-	-
FHLB long-term advances	17,500	18,525	-	-	18,525
FHLB short-term advances	96,712	96,712	96,712	-	-
Accrued interest payable	210	210	210	-	-

	June 30, 2012
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$2,506	$2,506	$2,506	$-	$-
Certificates of deposit	846	846	846	-	-
Investment securities - available for sale	57,620	57,620	-	57,620	-
Investment securities - held to maturity	82,400	84,059	-	84,059	-
Mortgage-backed securities - held to maturity:					-
Agency	69,146	69,221	-	69,221	-
Private-label	9,940	10,592	-	1,148	9,444
Net loans receivable	39,443	43,942	-	-	43,942
Accrued interest receivable	1,621	1,621	1,621	-	-
FHLB stock	7,595	7,595	7,595	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$15,642	$15,642	$15,642	$-	$-
NOW accounts	20,834	20,834	20,834	-	-
Savings accounts	39,770	39,770	39,770	-	-
Money market accounts	23,837	23,837	23,837	-	-
Certificates of deposit	41,508	41,805	-	-	41,805
Advance payments by borrowers for taxes and insurance	582	582	582	-	-
FHLB long-term advances	17,500	19,187	-	-	19,187
FHLB short-term advances	79,270	79,270	79,270	-	-
Accrued interest payable	257	257	257	-	-